Quarterly Holdings Report
for
Fidelity® Large Cap Value Enhanced Index Fund
May 31, 2022
VEI-NPRT3-0722
1.850084.115
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	639,753	13,620,341
Lumen Technologies, Inc. (a)	263,914	3,230,307
Verizon Communications, Inc.	1,910,500	97,989,545
		114,840,193
Entertainment - 1.0%
Activision Blizzard, Inc.	157,141	12,238,141
Electronic Arts, Inc.	158,804	22,018,175
The Walt Disney Co. (b)	251,027	27,723,422
Warner Bros Discovery, Inc. (b)	212,115	3,913,522
		65,893,260
Interactive Media & Services - 1.1%
Alphabet, Inc.:
Class A (b)	12,849	29,234,559
Class C (b)	12,486	28,477,819
Meta Platforms, Inc. Class A (b)	51,979	10,065,214
Twitter, Inc. (b)	49,500	1,960,200
		69,737,792
Media - 1.5%
Altice U.S.A., Inc. Class A (a)(b)	441,777	5,027,422
Comcast Corp. Class A	1,234,045	54,643,513
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	53,129	3,309,405
Liberty Media Class A (b)	12,876	734,190
Liberty SiriusXM Series A (b)	146,712	6,060,673
Liberty SiriusXM Series C (b)	182,342	7,494,256
News Corp.:
Class A	620,067	10,789,166
Class B	246,795	4,338,656
		92,397,281
TOTAL COMMUNICATION SERVICES		342,868,526
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 0.1%
Ford Motor Co.	303,486	4,151,688
Thor Industries, Inc. (a)	41,038	3,117,657
		7,269,345
Distributors - 0.7%
Genuine Parts Co.	273,191	37,353,405
LKQ Corp.	75,981	3,904,664
		41,258,069
Diversified Consumer Services - 0.3%
Service Corp. International	270,081	18,913,772
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (b)	877	1,967,602
Expedia, Inc. (b)	70,215	9,080,906
International Game Technology PLC (a)	766,988	16,428,883
McDonald's Corp.	196,909	49,662,419
MGM Resorts International	127,137	4,445,981
SeaWorld Entertainment, Inc. (a)(b)	63,440	3,437,179
Six Flags Entertainment Corp. (b)	35,438	1,040,105
Travel+Leisure Co.	227,479	11,626,452
Wendy's Co. (a)	498,144	9,285,404
		106,974,931
Household Durables - 0.4%
D.R. Horton, Inc.	25,102	1,886,415
Lennar Corp. Class A	150,218	12,054,995
Meritage Homes Corp. (b)	35,527	3,030,808
PulteGroup, Inc.	5,954	269,478
Toll Brothers, Inc.	172,247	8,693,306
Whirlpool Corp.	10,135	1,867,272
		27,802,274
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	84,825	4,128,433
Leisure Products - 0.2%
Brunswick Corp.	151,275	11,380,418
Hasbro, Inc.	19,844	1,780,999
		13,161,417
Multiline Retail - 0.3%
Dollar General Corp.	55,354	12,196,700
Dollar Tree, Inc. (b)	7,568	1,213,377
Macy's, Inc. (a)	309,878	7,328,615
		20,738,692
Specialty Retail - 0.9%
AutoNation, Inc. (a)(b)	115,534	13,813,245
Dick's Sporting Goods, Inc. (a)	39,187	3,183,160
Foot Locker, Inc.	223,083	7,357,277
Lithia Motors, Inc. Class A (sub. vtg.) (a)	85,760	26,111,347
Ulta Beauty, Inc. (b)	9,522	4,028,758
Williams-Sonoma, Inc.	20,820	2,663,294
		57,157,081
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. (b)	6,718	374,596
TOTAL CONSUMER DISCRETIONARY		297,778,610
CONSUMER STAPLES - 8.0%
Beverages - 0.8%
Coca-Cola Bottling Co. Consolidated	1,421	802,822
Constellation Brands, Inc. Class A (sub. vtg.)	52,599	12,911,477
Keurig Dr. Pepper, Inc.	43,407	1,507,959
Molson Coors Beverage Co. Class B	67,062	3,744,742
The Coca-Cola Co.	517,474	32,797,502
		51,764,502
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	17,725	3,714,097
Kroger Co.	220,890	11,700,543
Sprouts Farmers Market LLC (b)	195,125	5,285,936
U.S. Foods Holding Corp. (b)	155,808	5,160,361
Walgreens Boots Alliance, Inc.	256,371	11,236,741
Walmart, Inc.	506,926	65,205,891
		102,303,569
Food Products - 2.4%
Archer Daniels Midland Co.	413,131	37,520,557
Bunge Ltd.	88,852	10,512,969
Darling Ingredients, Inc. (b)	18,146	1,452,950
General Mills, Inc.	309,546	21,621,788
Hostess Brands, Inc. Class A (b)	88,593	1,882,601
Mondelez International, Inc.	93,090	5,916,800
Pilgrim's Pride Corp. (b)	62,886	2,095,362
Post Holdings, Inc. (a)(b)	35,489	2,918,260
The J.M. Smucker Co.	30,598	3,836,071
The Kraft Heinz Co.	986,566	37,321,792
Tyson Foods, Inc. Class A	336,161	30,123,387
		155,202,537
Household Products - 2.3%
Colgate-Palmolive Co.	246,662	19,439,432
Procter & Gamble Co.	833,202	123,213,912
		142,653,344
Personal Products - 0.1%
Coty, Inc. Class A (b)	1,218,911	8,642,079
Tobacco - 0.8%
Altria Group, Inc.	420,853	22,763,939
Philip Morris International, Inc.	246,183	26,156,944
		48,920,883
TOTAL CONSUMER STAPLES		509,486,914
ENERGY - 9.6%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	111,548	4,013,497
Halliburton Co.	396,911	16,074,896
NOV, Inc.	295,841	5,916,820
Patterson-UTI Energy, Inc.	73,161	1,395,912
Schlumberger Ltd.	726,944	33,410,346
		60,811,471
Oil, Gas & Consumable Fuels - 8.6%
Antero Resources Corp. (b)	139,237	5,970,483
Chevron Corp.	628,916	109,846,469
ConocoPhillips Co.	491,573	55,233,142
Coterra Energy, Inc.	199,741	6,857,109
Devon Energy Corp.	125,048	9,366,095
EOG Resources, Inc.	302,652	41,451,218
EQT Corp.	187,679	8,956,042
Exxon Mobil Corp.	1,570,637	150,781,152
Hess Corp.	39,700	4,885,879
Kinder Morgan, Inc.	597,013	11,755,186
Marathon Oil Corp.	676,356	21,257,869
Marathon Petroleum Corp.	506,987	51,606,207
Murphy Oil Corp.	221,902	9,413,083
Occidental Petroleum Corp.	303,191	21,014,168
Phillips 66 Co.	207,781	20,946,403
Pioneer Natural Resources Co.	9,833	2,732,984
Targa Resources Corp.	26,000	1,872,520
Valero Energy Corp.	106,656	13,822,618
		547,768,627
TOTAL ENERGY		608,580,098
FINANCIALS - 18.2%
Banks - 6.9%
Bank of America Corp.	2,490,354	92,641,169
Citigroup, Inc.	273,272	14,595,458
Citizens Financial Group, Inc.	672,859	27,842,905
Comerica, Inc.	45,218	3,762,590
East West Bancorp, Inc.	34,471	2,534,997
Eastern Bankshares, Inc.	247,432	4,817,501
Fifth Third Bancorp	748,222	29,502,393
First Republic Bank	96,366	14,939,621
Hancock Whitney Corp.	195,310	9,734,250
Huntington Bancshares, Inc.	169,058	2,346,525
JPMorgan Chase & Co.	1,029,841	136,175,875
PNC Financial Services Group, Inc.	45,348	7,954,493
Regions Financial Corp.	788,416	17,416,109
Synovus Financial Corp.	66,906	2,853,541
UMB Financial Corp.	29,707	2,743,441
Wells Fargo & Co.	1,403,729	64,248,676
Wintrust Financial Corp.	84,415	7,377,027
		441,486,571
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	5,921	791,164
BlackRock, Inc. Class A	28,756	19,240,064
Charles Schwab Corp.	118,100	8,278,810
CME Group, Inc.	13,740	2,731,924
Goldman Sachs Group, Inc.	185,399	60,597,663
Intercontinental Exchange, Inc.	109,549	11,216,722
Jefferies Financial Group, Inc. (a)	798,336	26,361,055
Morgan Stanley	685,302	59,031,914
Northern Trust Corp.	65,802	7,353,374
Raymond James Financial, Inc.	309,962	30,528,157
Stifel Financial Corp.	221,057	14,185,228
		240,316,075
Consumer Finance - 0.8%
Capital One Financial Corp.	279,663	35,757,711
Discover Financial Services	57,350	6,508,652
Synchrony Financial	173,872	6,440,219
		48,706,582
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (b)	628,181	198,492,632
Insurance - 3.4%
American Financial Group, Inc.	26,056	3,681,713
American International Group, Inc.	382,429	22,440,934
Aon PLC	12,542	3,457,453
Arch Capital Group Ltd. (b)	230,946	10,960,697
Arthur J. Gallagher & Co.	119,782	19,397,497
Assurant, Inc.	6,961	1,229,939
Axis Capital Holdings Ltd.	150,135	8,793,407
Brown & Brown, Inc.	122,670	7,282,918
Chubb Ltd.	106,365	22,473,861
Cincinnati Financial Corp.	33,561	4,291,109
Everest Re Group Ltd. (a)	14,251	4,025,908
Fidelity National Financial, Inc.	88,197	3,730,733
First American Financial Corp.	223,399	13,535,745
Hartford Financial Services Group, Inc.	15,560	1,128,256
Loews Corp.	372,934	24,423,448
Marsh & McLennan Companies, Inc.	16,077	2,571,516
Prudential Financial, Inc.	71,919	7,641,394
Selective Insurance Group, Inc.	69,807	5,535,695
The Travelers Companies, Inc.	120,126	21,507,359
W.R. Berkley Corp.	384,263	27,332,627
		215,442,209
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.	277,174	6,621,687
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	506,168	7,050,920
Radian Group, Inc.	83,926	1,805,248
		8,856,168
TOTAL FINANCIALS		1,159,921,924
HEALTH CARE - 17.9%
Biotechnology - 2.1%
Alkermes PLC (b)	171,538	5,120,409
Amgen, Inc.	31,225	8,016,707
Biogen, Inc. (b)	103,830	20,766,000
Gilead Sciences, Inc.	899,509	58,333,159
Incyte Corp. (b)	25,565	1,940,128
Regeneron Pharmaceuticals, Inc. (b)	20,877	13,877,777
United Therapeutics Corp. (b)	106,445	24,518,541
		132,572,721
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	298,818	35,099,162
Baxter International, Inc.	216,766	16,485,054
Dentsply Sirona, Inc.	128,814	5,095,882
Embecta Corp. (b)	116,499	2,886,845
Hologic, Inc. (b)	150,876	11,356,437
Integra LifeSciences Holdings Corp. (b)	71,475	4,477,194
Medtronic PLC	342,060	34,257,309
QuidelOrtho Corp. (b)	54,174	5,148,155
Teleflex, Inc.	11,613	3,341,525
		118,147,563
Health Care Providers & Services - 5.1%
Anthem, Inc.	129,737	66,115,273
Centene Corp. (b)	144,988	11,807,823
Cigna Corp.	29,029	7,788,190
CVS Health Corp.	727,242	70,360,664
DaVita HealthCare Partners, Inc. (b)	116,087	11,317,322
Humana, Inc.	20,451	9,289,458
Laboratory Corp. of America Holdings	85,171	21,013,389
Molina Healthcare, Inc. (b)	13,857	4,021,579
Quest Diagnostics, Inc.	27,407	3,864,935
Select Medical Holdings Corp. (a)	124,973	3,043,093
UnitedHealth Group, Inc.	233,294	115,895,793
		324,517,519
Health Care Technology - 0.0%
Cerner Corp.	19,941	1,891,404
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	155,376	19,819,763
Bio-Rad Laboratories, Inc. Class A (b)	22,791	12,256,772
Danaher Corp.	126,302	33,320,994
IQVIA Holdings, Inc. (b)	27,662	5,954,246
Medpace Holdings, Inc. (b)	12,237	1,752,828
Thermo Fisher Scientific, Inc.	88,900	50,456,973
		123,561,576
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	1,043,412	78,725,435
Johnson & Johnson	909,864	163,347,884
Merck & Co., Inc.	959,202	88,275,360
Nektar Therapeutics (a)(b)	99,573	346,514
Pfizer, Inc.	1,905,975	101,092,914
Viatris, Inc.	871,370	10,691,710
		442,479,817
TOTAL HEALTH CARE		1,143,170,600
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	73,886	10,490,334
General Dynamics Corp.	60,028	13,500,897
Hexcel Corp.	30,868	1,773,367
Lockheed Martin Corp.	51,395	22,619,453
Mercury Systems, Inc. (b)	6,913	413,467
Moog, Inc. Class A	149,737	12,187,094
Northrop Grumman Corp.	31,065	14,537,488
Parsons Corp. (b)	204,718	7,992,191
Raytheon Technologies Corp.	280,858	26,715,213
Textron, Inc.	380,327	24,831,550
The Boeing Co. (b)	131,130	17,230,482
		152,291,536
Air Freight & Logistics - 0.2%
FedEx Corp.	64,966	14,590,064
Airlines - 0.5%
Alaska Air Group, Inc. (b)	383,954	18,529,620
Southwest Airlines Co. (b)	302,442	13,869,990
		32,399,610
Building Products - 0.4%
A.O. Smith Corp.	24,154	1,452,138
Carlisle Companies, Inc.	10,379	2,640,729
Johnson Controls International PLC	23,845	1,299,791
Owens Corning	171,621	16,403,535
Simpson Manufacturing Co. Ltd.	17,623	1,909,452
UFP Industries, Inc.	11,690	902,468
		24,608,113
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	230,342	11,137,036
Clean Harbors, Inc. (b)	134,641	12,575,469
Republic Services, Inc.	248,295	33,231,803
		56,944,308
Construction & Engineering - 0.2%
EMCOR Group, Inc.	114,687	12,114,388
Electrical Equipment - 0.8%
Acuity Brands, Inc.	9,853	1,724,472
Atkore, Inc. (b)	31,788	3,462,349
Eaton Corp. PLC	117,754	16,320,704
Emerson Electric Co.	266,741	23,649,257
nVent Electric PLC	131,919	4,669,933
		49,826,715
Industrial Conglomerates - 0.9%
3M Co.	233,039	34,790,392
General Electric Co.	42,357	3,316,130
Honeywell International, Inc.	103,126	19,967,256
		58,073,778
Machinery - 1.1%
AGCO Corp.	160,693	20,589,594
Allison Transmission Holdings, Inc.	169,185	6,769,092
Caterpillar, Inc.	52,277	11,283,990
Cummins, Inc.	67,787	14,175,617
Deere & Co.	6,825	2,441,849
Donaldson Co., Inc.	97,672	5,106,292
IDEX Corp.	9,445	1,809,190
Parker Hannifin Corp.	30,564	8,318,604
		70,494,228
Marine - 0.1%
Matson, Inc.	56,892	5,113,453
Professional Services - 0.7%
CoStar Group, Inc. (b)	108,854	6,633,563
Korn Ferry	216,762	13,322,193
Leidos Holdings, Inc.	115,806	12,101,727
Manpower, Inc.	115,809	10,377,644
		42,435,127
Road & Rail - 1.3%
CSX Corp.	613,122	19,491,148
Norfolk Southern Corp.	106,017	25,408,034
Union Pacific Corp.	99,287	21,821,297
Werner Enterprises, Inc. (a)	42,154	1,710,188
XPO Logistics, Inc. (b)	327,048	17,477,445
		85,908,112
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	49,109	5,078,362
Boise Cascade Co. (a)	61,843	4,781,701
MSC Industrial Direct Co., Inc. Class A	142,058	12,064,986
Univar Solutions, Inc. (b)	148,252	4,554,301
W.W. Grainger, Inc.	18,443	8,983,032
		35,462,382
TOTAL INDUSTRIALS		640,261,814
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.6%
Ciena Corp. (b)	48,104	2,444,645
Cisco Systems, Inc.	1,686,085	75,958,129
Juniper Networks, Inc.	627,742	19,259,125
Viavi Solutions, Inc. (b)	128,100	1,853,607
		99,515,506
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (b)	18,346	2,213,445
Avnet, Inc.	58,400	2,829,480
CDW Corp.	54,285	9,220,850
Corning, Inc.	307,541	11,016,119
Keysight Technologies, Inc. (b)	88,581	12,897,394
National Instruments Corp.	606,785	21,431,646
Vontier Corp.	558,076	14,967,598
		74,576,532
IT Services - 2.5%
Amdocs Ltd.	419,729	36,470,253
Bread Financial Holdings, Inc.	304,689	16,788,364
Cognizant Technology Solutions Corp. Class A	96,877	7,236,712
DXC Technology Co. (b)	240,732	8,478,581
ExlService Holdings, Inc. (b)	21,472	3,053,104
Fidelity National Information Services, Inc.	174,605	18,246,223
FleetCor Technologies, Inc. (b)	124,528	30,983,812
Genpact Ltd.	21,621	959,324
Global Payments, Inc.	32,096	4,205,860
IBM Corp.	86,517	12,012,020
SolarWinds, Inc.	90,456	1,052,908
SS&C Technologies Holdings, Inc.	285,446	18,265,690
The Western Union Co.	113,794	2,064,223
WEX, Inc. (b)	10,310	1,755,587
		161,572,661
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	3,032	1,758,954
Cirrus Logic, Inc. (b)	85,311	6,956,259
Diodes, Inc. (b)	22,993	1,770,691
Intel Corp.	1,973,455	87,660,871
MACOM Technology Solutions Holdings, Inc. (b)	77,847	4,243,440
Micron Technology, Inc.	293,981	21,707,557
NXP Semiconductors NV	19,224	3,647,946
Qorvo, Inc. (b)	38,449	4,296,676
Qualcomm, Inc.	221,640	31,743,281
Semtech Corp. (b)	63,872	4,093,556
		167,879,231
Software - 2.2%
Box, Inc. Class A (b)	649,899	16,968,863
Dropbox, Inc. Class A (b)	1,502,351	31,308,995
Nutanix, Inc. Class A (b)	382,052	6,189,242
Salesforce.com, Inc. (b)	115,590	18,522,142
Synopsys, Inc. (b)	117,865	37,622,508
Teradata Corp. (b)	151,132	5,808,003
VMware, Inc. Class A	168,946	21,641,983
Workday, Inc. Class A (b)	14,183	2,216,803
		140,278,539
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	197,562	9,866,246
Hewlett Packard Enterprise Co.	465,814	7,266,698
Pure Storage, Inc. Class A (b)	83,476	1,980,885
		19,113,829
TOTAL INFORMATION TECHNOLOGY		662,936,298
MATERIALS - 4.3%
Chemicals - 2.2%
CF Industries Holdings, Inc.	304,268	30,052,550
Corteva, Inc.	173,146	10,842,403
Dow, Inc.	483,788	32,887,908
DuPont de Nemours, Inc.	317,050	21,511,843
Eastman Chemical Co.	31,817	3,504,961
NewMarket Corp.	5,936	1,956,031
Olin Corp.	195,420	12,856,682
The Chemours Co. LLC	160,412	6,912,153
Westlake Corp.	148,737	19,649,645
		140,174,176
Construction Materials - 0.2%
Vulcan Materials Co.	71,859	11,847,393
Containers & Packaging - 0.8%
International Paper Co. (a)	252,447	12,231,057
WestRock Co.	749,424	36,339,570
		48,570,627
Metals & Mining - 1.1%
Alcoa Corp.	343,782	21,218,225
Freeport-McMoRan, Inc.	489,784	19,140,759
Nucor Corp.	104,839	13,886,974
Reliance Steel & Aluminum Co.	93,446	18,165,902
United States Steel Corp. (a)	42,131	1,056,224
		73,468,084
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	12,203	842,739
TOTAL MATERIALS		274,903,019
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Homes 4 Rent Class A (a)	511,094	18,890,034
American Tower Corp.	12,601	3,227,494
Apartment Income (REIT) Corp.	22,040	988,714
Apple Hospitality (REIT), Inc.	173,884	2,905,602
AvalonBay Communities, Inc.	36,708	7,633,796
Brixmor Property Group, Inc.	243,749	5,942,601
Camden Property Trust (SBI)	34,552	4,957,866
Crown Castle International Corp.	86,907	16,481,913
CubeSmart	2,435	108,431
Douglas Emmett, Inc.	354,862	10,031,949
EPR Properties	43,396	2,223,611
Equity Residential (SBI)	26,179	2,011,333
Extra Space Storage, Inc.	61,697	10,994,405
First Industrial Realty Trust, Inc.	53,453	2,841,027
Gaming & Leisure Properties	29,983	1,403,804
Highwoods Properties, Inc. (SBI)	244,204	9,594,775
Invitation Homes, Inc.	647,777	24,434,148
Kilroy Realty Corp.	35,113	2,131,359
Kite Realty Group Trust	232,776	4,878,985
Life Storage, Inc.	20,825	2,431,527
LXP Industrial Trust (REIT)	31,212	360,811
National Retail Properties, Inc.	105,694	4,682,244
National Storage Affiliates Trust	202,948	10,644,623
Potlatch Corp. (a)	7,596	398,486
Prologis (REIT), Inc.	26,105	3,327,865
Public Storage	43,423	14,357,381
Realty Income Corp.	10,533	718,561
Regency Centers Corp.	7,653	522,011
SBA Communications Corp. Class A	13,742	4,625,695
SITE Centers Corp.	83,305	1,309,555
Spirit Realty Capital, Inc.	71,087	2,984,943
Stag Industrial, Inc.	207,955	6,924,902
Store Capital Corp.	1,014,448	27,988,620
Terreno Realty Corp.	118,888	7,217,690
Ventas, Inc.	332,453	18,863,383
Weyerhaeuser Co.	448,147	17,710,769
		256,750,913
UTILITIES - 5.2%
Electric Utilities - 2.8%
Allete, Inc.	26,536	1,645,763
Alliant Energy Corp.	92,037	5,873,801
Avangrid, Inc.	32,662	1,554,385
Duke Energy Corp.	403,941	45,451,441
Eversource Energy	108,746	10,039,431
Exelon Corp.	273,262	13,430,827
Hawaiian Electric Industries, Inc.	331,195	14,297,688
IDACORP, Inc.	43,558	4,748,693
NextEra Energy, Inc.	747,515	56,579,410
Portland General Electric Co.	151,642	7,468,369
Southern Co.	128,318	9,708,540
Xcel Energy, Inc.	59,257	4,464,422
		175,262,770
Gas Utilities - 0.1%
New Jersey Resources Corp.	21,947	1,007,806
UGI Corp.	163,818	7,001,581
		8,009,387
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	78,681	2,074,818
Multi-Utilities - 2.1%
Ameren Corp.	43,834	4,172,558
CMS Energy Corp.	72,645	5,160,701
Consolidated Edison, Inc.	223,970	22,231,262
Public Service Enterprise Group, Inc.	601,037	41,195,076
Sempra Energy	142,521	23,353,491
WEC Energy Group, Inc.	365,966	38,452,048
		134,565,136
Water Utilities - 0.2%
American Water Works Co., Inc.	84,775	12,822,219
TOTAL UTILITIES		332,734,330
TOTAL COMMON STOCKS (Cost $5,230,763,449)		6,229,393,046

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	162,977,323	163,009,918
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	91,233,692	91,242,815
TOTAL MONEY MARKET FUNDS (Cost $254,252,733)		254,252,733

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $5,485,016,182)	6,483,645,779
NET OTHER ASSETS (LIABILITIES) - (1.7)% (e)	(106,036,758)
NET ASSETS - 100.0%	6,377,609,021

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	627	Jun 2022	129,514,688	3,589,900	3,589,900

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $7,683,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	25,805,671	692,161,238	554,956,991	169,445	-	-	163,009,918	0.3%
Fidelity Securities Lending Cash Central Fund 0.82%	54,824,025	529,247,793	492,829,003	44,137	-	-	91,242,815	0.2%
Total	80,629,696	1,221,409,031	1,047,785,994	213,582	-	-	254,252,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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